Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Schedule of the assumptions used to estimate the fair value of the options

The assumptions used to estimate the fair value of the options granted are as follow:

	For the year ended	For the year ended
	December 31, 2020	December 31, 2021
Risk-free interest rate	0.55%-1.92%	1.61%
Expected volatility	32.54%-33.58%	33%
Suboptimal exercise factor	2.5	2.5
Fair value per ordinary share	USD6.29 - 8.53	USD4.86
Expected dividend yield	0%	0%
Post-vesting forfeiture rate	0%	0%

Summary of the option activities

The Company recognized share-based compensation expense for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
General and administrative	80,727	68,932	19,762	2,865
Cost of revenues	1,940	—	—	—
Total share-based compensation expense	82,667	68,932	19,762	2,865

2019 Plan | Employees
Share-Based Compensation
Summary of the option activities

A summary of the option activities for employees under the 2019 Plan is as follows:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		USD	USD	USD
Outstanding as of December 31, 2019	5,583,659	0.07	5.18	28,302	9.0
Granted	349,373	0.21	6.98	—	—
Forfeited	—	—	—	—	—
Outstanding as of December 31, 2020	5,933,032	0.08	5.29	41,992	8.1
Granted	785,917	0.0001	4.86	—	—
Canceled	(2,187,287)	0.0001	5.14	—	—
Exercised	(1,842,456)	0.17	5.46	—	—
Forfeited	—	—	—	—	—
Outstanding as of December 31, 2021	2,689,206	0.06	5.30	2,822	7.5
Exercise withdrawl	1,233,027	0.15	5.13	—	—
Exercised	(127,580)	0.20	6.17	—	—
Outstanding as of December 31, 2022	3,794,653	0.05	5.22	1,300	6.3
Vested and expected to vest as of December 31, 2022	3,794,653	—	—	—	—
Exercisable at December 31, 2022	3,485,968	—	—	—	—

2019 Plan | Non Employees
Share-Based Compensation
Summary of the option activities

A summary of the option activities for non-employees under the 2019 Plan is as follows:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		USD	USD	USD
Outstanding as of December 31, 2019	2,382,344	0.20	5.19	11,762	9.0
Granted	36,539	0.21	8.53	—	—
Forfeited	—	—	—	—	—
Outstanding as of December 31, 2020	2,418,883	0.21	5.24	17,748	8.0
Granted	1,047,890	0.0001	4.86	—	—
Exercised	(1,074,879)	0.46	5.13	—	—
Forfeited	—	—	—	—	—
Outstanding as of December 31, 2021	2,391,894	0.0001	5.12	2,655	8.0
Canceled	(723,738)	0.0001	5.32	—	—
Exercised	(367,462)	0.0001	4.86	—	—
Outstanding as of December 31, 2022	1,300,694	0.0001	5.08	556	7.2
Vested and expected to vest as of December 31, 2022	1,300,694
Exercisable as of December 31, 2022	1,096,566